UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
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                                    FORM N-Q
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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21472

                         ROBECO-SAGE TRITON FUND, L.L.C.
               (Exact name of registrant as specified in charter)
                                    --------


                                909 Third Avenue
                                   28th Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-242-5742

                        DATE OF FISCAL YEAR END: MARCH 31

                     DATE OF REPORTING PERIOD: JUNE 30, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS




ROBECO-SAGE TRITON FUND, L.L.C.


Quarterly Report (unaudited)

June 30, 2007

                         Robeco-Sage Triton Fund, L.L.C.

                       Schedule of Investments (unaudited)

                                  June 30, 2007


                                                                                                          %* OF
                                                                                                         MEMBERS'
Portfolio Fund                                                              COST           VALUE         CAPITAL       LIQUIDITY
------------------------------------------------------------------------------------------------------------------------------------

LONG/SHORT EQUITY:
Abchurch Europe Fund, Ltd.                                                $ 2,250,000   $ 2,280,794          2.51%     Quarterly
Alson Signature Fund Offshore, Ltd.                                         2,010,000     2,733,703          3.01%     Quarterly
Amici Fund International, Ltd.                                              1,510,000     1,900,266          2.09%     Quarterly
Cantillon World, Ltd.                                                         800,000     1,119,396          1.23%      Monthly
Clovis Capital Partners (Cayman), Ltd.                                      2,010,000     2,601,643          2.87%     Quarterly
Criterion Capital Partners, Ltd.                                            2,100,000     2,875,834          3.17%      Monthly
Delta Offshore, Ltd.                                                        1,250,000     1,886,279          2.08%      Monthly
Elm Ridge Value Partners Offshore Fund, Inc.                                1,000,000     1,334,645          1.47%     Quarterly
Highline Capital International, Ltd.                                        1,450,000     2,008,937          2.21%     Quarterly
Ivory Offshore Flagship Fund, Ltd.                                          1,760,000     2,377,214          2.62%     Quarterly
Liberty Square Offshore Partners, Ltd.                                      1,750,000     2,347,720          2.59%     Quarterly
Marshall Wace Core Fund, Ltd.                                               2,000,000     2,136,180          2.35%     Quarterly
North Run Offshore Partners, Ltd.                                           1,000,000     1,500,418          1.65%     Quarterly
Renaissance Institutional Equities Fund, LLC                                2,750,000     2,942,186          3.24%      Monthly
Saras Capital Partners Offshore, Ltd.                                       1,850,000     2,293,460          2.53%     Quarterly
Savannah-Baltimore Offshore, Ltd.                                           1,850,000     2,178,538          2.40%     Quarterly
Sonar Overseas Fund, Ltd.                                                   1,500,000     1,547,588          1.71%     Quarterly
Tracer Capital Offshore Fund, Ltd.                                          1,600,000     2,156,047          2.38%     Quarterly
                                                                         ------------------------------------------
           TOTAL LONG/SHORT EQUITY                                         30,440,000    38,220,848         42.11%
                                                                         ------------------------------------------
EVENT DRIVEN:
Altima Global Special Situations Fund, Ltd.                                 1,350,000     1,842,318          2.03%     Quarterly
Centaurus Alpha Fund, Ltd.                                                  1,900,000     2,347,188          2.59%      Monthly
CSO, Ltd.                                                                   1,850,000     2,442,059          2.69%     Quarterly
Elliott International, Ltd.                                                 1,500,000     2,143,325          2.36%     Quarterly
Eton Park Overseas Fund, Ltd.                                               1,500,000     2,156,412          2.38%      Annually
Fir Tree International Value Fund, Ltd.                                     1,010,000     1,649,688          1.82%    Bi-Annually
Magnetar Capital Fund, Ltd.                                                 1,500,000     1,790,155          1.97%   Semi-Annually
Montrica Global Opportunities Fund                                          2,050,000     2,253,107          2.48%      Annually
Octavian Global Fund Ltd.                                                   1,250,000     1,248,750          1.38%     Quarterly
Perry Partners International, Inc.                                          1,660,000     2,118,601          2.33%      Annually
                                                                         ------------------------------------------
           TOTAL EVENT DRIVEN                                              15,570,000    19,991,603         22.03%
                                                                         ------------------------------------------

                         Robeco-Sage Triton Fund, L.L.C.

                                  June 30, 2007


                                                                                                          %* OF
                                                                                                         MEMBERS'
PORTFOLIO FUND                                                              COST           VALUE         CAPITAL       LIQUIDITY
------------------------------------------------------------------------------------------------------------------------------------

MULTI-STRATEGY RELATIVE VALUE:
Citadel Kensington Global Strategies Fund, Ltd.                           $ 1,600,000   $ 2,749,855          3.03%    Bi-Annually
Redbrick Capital Offshore Fund, Ltd.                                        1,000,000     1,221,410          1.35%     Quarterly
Sandleman Partners Multi-Strategy Fund, Ltd.                                2,250,000     2,373,305          2.61%     Quarterly
Tempo Fund, Ltd.                                                            1,900,000     2,256,618          2.49%     Quarterly
                                                                         ------------------------------------------
           TOTAL MULTI-STRATEGY RELATIVE VALUE                              6,750,000     8,601,188          9.48%
                                                                         ------------------------------------------
DISTRESSED:
Greywolf Capital Overseas Fund                                              1,000,000     1,506,812          1.66%      Annually
Redwood Offshore Fund, Ltd.                                                 1,410,000     1,301,853          1.43%    Bi-Annually
Wexford Offshore Credit Opportunities Fund Limited                          1,600,000     2,002,975          2.21%     Quarterly
                                                                         ------------------------------------------
           TOTAL DISTRESSED                                                 4,010,000     4,811,640          5.30%
                                                                         ------------------------------------------
MACRO:
AQR Absolute Return Offshore Fund (USD) II, Ltd.                              660,000       780,927          0.86%     Quarterly
Bridgewater Pure Alpha Fund I                                               1,165,865     1,212,623          1.34%      Monthly
The Grossman Global Macro Hedge Fund, Ltd.                                    450,000       402,168          0.44%      Monthly
Wexford Offshore Spectrum Fund                                              1,468,775     2,231,874          2.46%     Quarterly
                                                                         ------------------------------------------
           TOTAL MACRO                                                      3,744,640     4,627,592          5.10%
                                                                         ------------------------------------------
STRUCTURED CREDIT:
D.B. Zwirn Special Opportunities Fund, Ltd.                                   810,000     1,162,892          1.28%    Bi-Annually
Dune Capital International, Ltd.                                            1,250,000     1,492,790          1.64%      Annually
Petra Offshore Fund L.P.                                                    1,650,000     1,903,387          2.10%     Quarterly
                                                                         ------------------------------------------
           TOTAL STRUCTURED CREDIT                                          3,710,000     4,559,069          5.02%
                                                                         ------------------------------------------
CREDIT:
Arx Global High Yield Securities Overseas Fund, Ltd.                        1,650,000     1,815,774          2.00%   Semi-Annually
Latigo Offshore Fund, Ltd.                                                  1,850,000     2,070,336          2.28%     Quarterly
                                                                         ------------------------------------------
           TOTAL CREDIT                                                     3,500,000     3,886,110          4.28%
                                                                         ------------------------------------------
FUNDAMENTAL MARKET NEUTRAL:
O'Connor Global Fundamental Market Neutral Long/Short Limited               2,810,000     3,287,691          3.62%      Monthly
                                                                         ------------------------------------------
FIXED INCOME RELATIVE VALUE:
Black River Global Multi-Strategy Leveraged Fund, Ltd.                      1,000,000     1,390,693          1.53%     Quarterly
The Drake Absolute Return Fund, Ltd.                                          750,000     1,038,244          1.15%     Quarterly
                                                                         ------------------------------------------
           TOTAL FIXED INCOME RELATIVE VALUE                                1,750,000     2,428,937          2.68%
                                                                         ------------------------------------------
           TOTAL PORTFOLIO FUNDS                                          $72,284,640   $90,414,678         99.62%
                                                                         ==========================================

                         Robeco-Sage Triton Fund, L.L.C.

                 Schedule of Investments (unaudited) (concluded)

                                  June 30, 2007

*Percentages are based on Members' Capital of $90,757,949.

At June 30, 2007, the aggregate cost of investments for tax purposes was $72,284,640. Net unrealized appreciation on investments for tax purposes was $18,130,038 consisting of $18,287,268 of gross unrealized appreciation and $(157,230) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 99.62% of Members' Capital, have been fair valued.















For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 Robeco-Sage Triton Fund, L.L.C.


By (Signature and Title)*                    /s/ Timothy J. Stewart
                                             -------------------------------
                                             Timothy J. Stewart
                                             Chief Executive Officer

Date: August 21, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Timothy J. Stewart
                                             -------------------------------
                                             Timothy J. Stewart
                                             Chief Executive Officer

Date: August 21, 2007



By (Signature and Title)*                    /s/ Roland Toppen
                                             -------------------------------
                                             Roland Toppen
                                             Chief Financial Officer

Date: August 21, 2007

* Print the name and title of each signing officer under his or her signature.